Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Selling And Marketing Expenses Abstract
Payroll and related expenses	$ 3,600	$ 3,471	$ 2,701
Media costs	5,572	2,067
Share-based payment	635	943	299
Professional fees	131	576	461
Marketing	868	523	440
Amortization and impairment of intangible assets and depreciation	1,001	416	39
Other	380	352	275
Total	$ 12,187	$ 8,348	$ 4,215